Subsequent Events (Details) - USD ($)		1 Months Ended	3 Months Ended
	Apr. 21, 2021	Dec. 31, 2020	Mar. 31, 2021
Subsequent Event [Line Items]
Condition for future business combination threshold Net Tangible Assets		$ 5,000,001	$ 5,000,001
Stock Issued During Period, Value, New Issues		$ 25,000 [1]	$ 10,474,999
Purchase price, per unit		$ 10.00	$ 10.00
Subscription agreement | Subsequent event
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	15,500,000
Stock Issued During Period, Value, New Issues	$ 155,000,000
Purchase price, per unit	$ 10

[1]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over- allotment option is not exercised in full or in part by the underwriters (see Note 4).